Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
GOODWILL

NOTE 9:- GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 are as follows:

	Year ended December 31,
	2020	2021

Balance at the beginning of the year	$170,703	$264,282

Acquisitions	87,438	593
Functional currency translation adjustments	6,141	(3,734)

Balance at year end	$264,282	$261,141